Class A Common Stock Subject to Possible Redemption - Summary of Class A common stock subject to possible redemption reflected on the condensed balance sheets (Details) - CIK 0001816261 Executive Network Partnering Corp - USD ($)
		3 Months Ended			6 Months Ended	12 Months Ended
	Sep. 18, 2020	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Class A Common Stock Subject to Possible Redemption
Gross proceeds from Initial Public Offering					$ 414,000,000
Offering costs allocated to Class A common stock subject to possible redemption					$ (4,518,031)
Common Class A [Member]
Class A Common Stock Subject to Possible Redemption
Gross proceeds from Initial Public Offering	$ 414,000,000.0			$ 414,000,000		$ 414,000,000
Fair value of Public Warrants at issuance				(13,558,500)		(13,558,500)
Offering costs allocated to Class A common stock subject to possible redemption				(4,588,064)		(4,588,064)
Accretion on Class A common stock subject to possible redemption value		$ 1,373,955	$ 70,397	18,146,564		18,146,564
Class A common stock subject to possible redemption		$ 415,444,352	$ 414,070,397	$ 414,000,000		$ 414,000,000